Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure Of Litigation Settlement [Abstract]
Litigation expenses	$ 12
Insurance recovery of litigation expenses	$ 8